SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,626,675	$ 1,162,200
Revenue
Revenue	1,329,581	1,601,486
CANADA
IfrsStatementLineItems [Line Items]
Non-current assets	1,467,917	1,162,200
Revenue
Revenue	1,327,333	1,592,094
UNITED STATES
IfrsStatementLineItems [Line Items]
Non-current assets	158,758
Revenue
Revenue	$ 2,248	$ 9,392